Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans And Allowance For Loan Losses Tables
Schedule of loan portfolio

The Bank’s loan portfolio as of December 31 was as follows:

(Dollars in thousands)

	2012	2011
Agricultural	$31,790	$38,929
Commercial and industrial	67,365	58,685
Consumer	19,367	18,657
Real estate – commercial	93,312	106,250
Real estate - construction	1,056	1,169
Real estate - residential	98,578	96,437
Loans, gross	311,468	320,127
Allowance for loan losses	(5,852)	(5,213)
Loans, net	$305,616	$314,914

Schedule of activity in the allowance for loan losses and balances in the loan portfolio

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2012
Allowance for Loan Losses
Beginning balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213
Charge-offs	—	(405)	(338)	(869)	—	(887)	—	(2,499)
Recoveries	5	61	214	224	—	119	—	623
Provision	80	116	177	942	(19)	844	375	2,515
Ending balance	$140	$381	$250	$2,596	$15	$1,923	$547	$5,852

Individually evaluated for impairment	$1	$112	$—	$449	$—	$138	$—	$700

Collectively evaluated for impairment	$139	$269	$250	$2,147	$15	$1,785	$547	$5,152

Loans
Individually evaluated for impairment	$166	$198	$32	$3,723	$—	$1,820		$5,939
Collectively evaluated for impairment	31,624	67,167	19,335	89,589	1,056	96,758		305,529
Ending balance	$31,790	$67,365	$19,367	$93,312	$1,056	$98,578		$311,468

2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	—	(1,677)	—	(3,668)
Recoveries	10	32	217	89	—	104	—	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700
Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$—	$7	$—	$424	$—	$—	$—	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$—	$163	$—	$2,758	$—	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626
Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2010
Allowance for Loan Losses
Beginning balance	$124	$735	$306	$1,546	$3	$1,590	$18	$4,322
Charge-offs	—	(765)	(444)	(1,523)	—	(1,152)	—	(3,884)
Recoveries	—	68	230	16	—	27	—	341
Provision	57	603	151	1,690	(1)	1,089	361	3,950
Ending balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729

Individually evaluated for impairment	$—	$50	$—	$531	$—	$—	$—	$581
Collectively evaluated for impairment	$181	$591	$243	$1,198	$2	$1,554	$379	$4,148

Loans
Individually evaluated for impairment	$39	$272	$—	$3,529	$—	$2,733		$6,573
Collectively evaluated for impairment	29,642	55,675	16,709	112,822	853	94,666		310,367
Ending balance	$29,681	$55,947	$16,709	$116,351	$853	$97,399		$316,940

Schedule of the Bank's credit exposure

Information regarding the Bank’s credit exposure as of December 31 was as follows:

(Dollars in thousands)

Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate
	2012	2011	2012	2011	2012	2011
Risk ratings 1 and 2	$8,615	$6,486	$9,040	$4,149	$2,711	$6,403
Risk rating 3	16,173	20,211	43,549	30,109	45,295	45,034
Risk rating 4	5,040	9,499	13,417	21,993	30,223	33,462
Risk rating 5	1,939	2,672	855	1,669	7,847	14,313
Risk rating 6	19	57	361	680	6,960	5,009
Risk rating 7	4	4	143	85	276	2,029
	$31,790	$38,929	$67,365	$58,685	$93,312	$106,250

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate
	2012	2011	2012	2011	2012	2011
Performing	$19,334	$18,634	$1,056	$1,169	$98,018	$95,732
Nonperforming	33	23	—	—	560	705
	$19,367	$18,657	$1,056	$1,169	$98,578	$96,437

Schedule of troubled debt restructurings

The following schedule provides information on loans that were considered troubled debt restructurings (“TDRs”) that were modified during the twelve months ended December 31, 2012 and December 31, 2011:

	December 31, 2012			December 31, 2011
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Agricultural	1	$72	$72	—	$—	$—
Commercial and industrial	2	159	149	1	48	48
Consumer	1	32	32	—	—	—
Commercial real estate	5	1,990	1,990	7	1,789	1,789
Residential real estate	3	353	353	5	639	639
	12	$2,606	$2,596	13	$2,476	$2,476

Schedule of impaired loans

The following schedule provides information on TDRs as of December 31, 2012 where the borrower was past due with respect to principal and/or interest for 30 days or more during the twelve months ended December 31, 2012 and December 31, 2011 that had been modified during the 12-month period prior to the default:

	With Payment Defaults During the Following Periods:
	December 31, 2012		December 31, 2011
(Dollars in thousands)	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
Agricultural	1	$72	—	$—
Commercial and industrial	2	149	1	48
Consumer	1	32	—	—
Commercial real estate	1	68	3	1,135
Residential real estate	—	—	7	865
	5	$321	11	$2,048

Schedule of aging analysis of loans by loan category

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2012
With no related allowance recorded
Agricultural	$94	$441	$—	$19	$—
Commercial and industrial	49	49	—	223	6
Consumer	—	—	—	—	—
Commercial real estate	577	848	—	1,586	—
Residential real estate	—	—	—	1,366	48
Subtotal	720	1,338	—	3,194	54
With an allowance recorded
Agricultural	72	72	1	14	1
Commercial and industrial	149	169	112	112	—
Consumer	32	32	—	6	—
Commercial real estate	3,146	3,193	449	1,576	24
Residential real estate	1,820	1,820	138	364	20
Subtotal	5,219	5,286	700	2,072	45
Total
Agricultural	166	513	1	33	1
Commercial and industrial	198	218	112	335	6
Consumer	32	32	—	6	—
Commercial real estate	3,723	4,041	449	3,162	24
Residential real estate	1,820	1,820	138	1,730	68
Total	$5,939	$6,624	$700	$5,266	$99

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
2011
With no related allowance recorded
Agricultural	$—	$—	$—	$45	$—
Commercial and industrial	102	105	—	167	—
Commercial real estate	1,122	1,538	—	2,369	15
Residential real estate	1,580	1,580	—	1,620	50
Subtotal	2,804	3,223	—	4,201	65
With an allowance recorded
Agricultural	—	—	—	—	—
Commercial and industrial	61	63	7	85	—
Commercial real estate	1,636	2,120	424	1,490	6
Residential real estate	—	—	—	—	—
Subtotal	1,697	2,183	431	1,575	6
Total
Agricultural	—	—	—	45	—
Commercial and industrial	163	168	7	252	—
Commercial real estate	2,758	3,658	424	3,859	21
Residential real estate	1,580	1,580	—	1,620	50
Total	$4,501	$5,406	$431	$5,776	$71

Schedule of nonaccrual loans by loan category

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2012	2011
Agricultural	$94	$26
Commercial and industrial	220	143
Consumer	33	22
Commercial real estate	1,230	2,790
Construction real estate	—	—
Residential real estate	754	1,174
	$2,331	$4,155